CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Cost, depreciation and amortization	$ 602	$ 672	$ 715
Interest expense, related parties	390	387	247
Gain (loss) from change in fair value of warrant liabilities, related parties	$ 0	$ (345)	$ 820